Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 1,890,953
2018	1,124,953
2019	566,800
2020	199,200
Yamal LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	781,300
2018	350,100
2019	232,000
2020	199,200
Pan Union Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	116,629
2018	87,102
2019	29,527
2020	0
Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	133,936
2018	80,733
2019	53,203
2020	0
Exmar LPG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	54,570
2018	54,570
2019	0
2020	0
DSME
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	486,988
2018	486,988
2019	0
2020	0
Hyundai Samho Heavy Industries Co Ltd
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	317,530
2018	65,460
2019	252,070
2020	$ 0